Additional information about derivatives financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Statement
Schedule of sensitivity analysis of derivative financial instruments

Instrument	Instrument’s main risk events	Probable	Scenario I	Scenario II

CDI vs. US$ fixed rate swap	R$ depreciation	(46)	(154)	(262)
	US$ interest rate inside Brazil decrease	(46)	(50)	(53)
	Brazilian interest rate increase	(46)	(46)	(46)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

TJLP vs. US$ fixed rate swap	R$ depreciation	(370)	(614)	(858)
	US$ interest rate inside Brazil decrease	(370)	(378)	(386)
	Brazilian interest rate increase	(370)	(379)	(388)
	TJLP interest rate decrease	(370)	(379)	(388)
Protected item:R$ denominated debt	R$ depreciation	n.a.	—	—

TJLP vs. US$ floating rate swap	R$ depreciation	(56)	(82)	(108)
	US$ interest rate inside Brazil decrease	(56)	(56)	(57)
	Brazilian interest rate increase	(56)	(56)	(57)
	TJLP interest rate decrease	(56)	(56)	(57)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

R$ fixed rate vs. US$ fixed rate swap	R$ depreciation	(8)	(85)	(161)
	US$ interest rate inside Brazil decrease	(8)	(18)	(28)
	Brazilian interest rate increase	(8)	(25)	(40)
Protected item:R$ denominated debt	R$ depreciation	n.a.	—	—

IPCA vs. US$ fixed rate swap	R$ depreciation	(80)	(194)	(308)
	US$ interest rate inside Brazil decrease	(80)	(83)	(87)
	Brazilian interest rate increase	(80)	(87)	(93)
	IPCA index decrease	(80)	(84)	(87)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

IPCA vs. CDI swap	Brazilian interest rate increase	89	71	55
	IPCA index decrease	89	79	70
Protected item: R$ denominated debt linked to IPCA	IPCA index decrease	n.a.	(79)	(70)

EUR fixed rate vs. US$ fixed rate swap	EUR depreciation	(1)	(170)	(340)
	Euribor increase	(1)	(6)	(11)
	US$ Libor decrease	(1)	(16)	(33)
Protected item:EUR denominated debt	EUR depreciation	n.a.	170	340

Bunker Oil protection
Options	Bunker Oil price decrease	(28)	(126)	(283)
Protected item: Part of costs linked to bunker oil prices	Bunker Oil price decrease	n.a.	126	283

Maritime Freight protection
Forwards	Freight price decrease	1	(1)	(3)
Protected item: Part of costs linked to maritime freight prices	Freight price decrease	n.a.	1	3

Nickel sales fixed price protection
Forwards	Nickel price decrease	(10)	(29)	(48)
Protected item: Part of nickel revenues with fixed prices	Nickel price fluctuation	n.a.	29	48

Purchase protection program
Nickel forwards	Nickel price increase	—	—	—
Protected item: Part of costs linked to nickel prices	Nickel price increase	n.a.	—	—

Copper forwards	Copper price increase	—	—	—
Protected item: Part of costs linked to copper prices	Copper price increase	n.a.	—	—

Wheaton Precious Metals Corp. warrants	WPM stock price decrease	8	2	—

Conversion options - VLI	VLI stock value increase	(59)	(94)	(138)

Options - MBR	Iron ore price decrease	279	186	105

Instrument	Main risks	Portable	Scenario I	Scenario II
Embedded derivatives - Raw material purchase (nickel)	Nickel price increase	2	(8)	(19)
Embedded derivatives - Raw material purchase (copper)	Copper price increase	—	(3)	(6)
Embedded derivatives - Gas purchase	Pellet price increase	(1)	(2)	(5)
Embedded derivatives - Guaranteed minimum return (VLI)	VLI stock value decrease	(103)	(229)	(442)

Summary of ratings of financial institutions counterparties

Long term ratings by counterparty	Moody’s	S&P
ANZ Australia and New Zealand Banking	Aa3	AA-
Banco ABC	Ba3	BB-
Banco Bradesco	Ba3	BB-
Banco do Brasil	Ba3	BB-
Banco de Credito del Peru	Baa1	BBB+
Banco do Nordeste	Ba3	BB-
Banco Safra	Ba3	BB-
Banco Santander	A2	A
Banco Votorantim	Ba3	BB-
Bank of America	A3	A-
Bank of China	A1	A
Bannk of Mandiri	Baa2	BB+
Bank of Nova Scotia	Aa2	A+
Bank Rakyat	Baa2	BB+
Bank of Tokyo Mitsubishi UFJ	A1	A-
Banpará	-	BB-
Barclays	Baa3	BBB
BBVA	A3	A-
BNP Paribas	Aa3	A
BTG Pactual	Ba3	BB-
Caixa Economica Federal	Ba3	BB-
Canadian Imperial Bank	Aa2	A+
China Construction Bank	A1	A
CIMB Bank	A3	A-
Citigroup	Baa1	BBB+

Long term ratings by counterparty	Moody’s	S&P
Credit Agricole	A1	A+
Credit Suisse	Baa2	BBB+
Deutsche Bank	A3	BBB+
Goldman Sachs	A3	BBB+
HSBC	A2	A
Intesa Sanpaolo Spa	Baa1	BBB
ltau Unibanco	Ba3	BB-
JP Morgan Chase & Co	A2	A-
Macquarie Group Ltd	A3	BBB
Mega Int. Commercial Bank	A1	A
Mizuho Financial	A1	A-
Morgan Stanley	A3	BBB+
Notional Australia Bank NAB	Aa3	AA-
National Bank of Canada	Aa3	A
National Bank of Oman	Baa3	-
Natixis	A1	A+
Rabobank	Aa3	A+
Royal Bank of Canada	Aa2	AA-
Societe Generale	A1	A
Standard Bank Group	Ba1	-
Standard Chartered	A2	BBB+
Sumitomo Mitsui Financial	A1	A-
UBS	Aa3	A-
Unicredit	Baa1	BBB

Schedule of market curves

(i) Products

Nickel

Maturity	Price (US$/ton)	Maturity	Price (US$/ton)	Maturity	Price (US$/ton)
SPOT	10,595	JUN19	10,777	DEC19	10,943
JAN19	10,637	JUL19	10,809	DEC20	11,231
FEB19	10,663	AUG19	10,838	DEC21	11,516
MAR19	10,692	SEP19	10,865	DEC22	11,799
APR19	10,720	OCT19	10,891
MAY19	10,749	NOV19	10,916

Copper

Maturity	Price (US$/lb)	Maturity	Price (US$/lb)	Maturity	Price (US$/lb)
SPOT	2.63	JUN19	2.71	DEC19	2.70
JAN19	2.71	JUL19	2.70	DEC20	2.70
FEB19	2.71	AUG19	2.70	DEC21	2.69
MAR19	2.71	SEP19	2.70	DEC22	2.70
APR19	2.71	OCT19	2.70
MAY19	2.71	NOV19	2.70

Bunker Oil

Maturity	Price (US$/ton)	Maturity	Price (US$/ton)	Maturity	Price (US$/ton)
SPOT	334	JUN19	307	DEC19	270
JAN19	327	JUL19	302	DEC20	267
FEB19	322	AUG19	297	DEC21	238
MAR19	319	SEP19	291	DEC22	213
APR19	315	OCT19	283
MAY19	311	NOV19	276

Maritime Freight (Capesize 5TC)

Maturity	Price (US$/day)	Maturity	Price (US$/day)	Maturity	Price (US$/day)
SPOT	14,797	JUN19	15,096	DEC19	20,350
JAN19	16,175	JUL19	16,817	Cal 2020	15,613
FEB19	12,225	AUG19	16,817	Cal 2021	13,350
MAR19	13,233	SEP19	16,817	Cal 2022	13,433
APR19	13,521	OCT19	20,350
MAY19	13,896	NOV19	20,350

(ii) Foreign exchange and interest rates

US$ - Brazil Interest Rate

Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)
02/01/19	4.24	12/02/19	3.61	04/01/22	3.68
03/01/19	3.83	01/02/20	3.60	07/01/22	3.73
04/01/19	3.55	04/01/20	3.63	10/03/22	3.69
05/02/19	3.50	07/01/20	3.64	01/02/23	3.73
06/03/19	3.47	10/01/20	3.64	04/03/23	3.74
07/01/19	3.48	01/04/21	3.67	07/03/23	3.72
08/01/19	3.52	04/01/21	3.66	10/02/23	3.74
09/02/19	3.47	07/01/21	3.65	01/02/24	3.82
10/01/19	3.53	10/01/21	3.67	07/01/24	3.73
11/01/19	3.60	01/03/22	3.67	01/02/25	3.85

US$ Interest Rate

Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)
1M	2.52	6M	2.78	11M	2.78
2M	2.62	7M	2.78	12M	2.78
3M	2.79	8M	2.78	2Y	2.71
4M	2.79	9M	2.78	3Y	2.67
5M	2.79	10M	2.78	4Y	2.69

TJLP

Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)
02/01/19	6.98	12/02/19	6.98	04/01/22	6.98
03/01/19	6.98	01/02/20	6.98	07/01/22	6.98
04/01/19	6.98	04/01/20	6.98	10/03/22	6.98
05/02/19	6.98	07/01/20	6.98	01/02/23	6.98
06/03/19	6.98	10/01/20	6.98	04/03/23	6.98
07/01/19	6.98	01/04/21	6.98	07/03/23	6.98
08/01/19	6.98	04/01/21	6.98	10/02/23	6.98
09/02/19	6.98	07/01/21	6.98	01/02/24	6.98
10/01/19	6.98	10/01/21	6.98	07/01/24	6.98
11/01/19	6.98	01/03/22	6.98	01/02/25	6.98

BRL Interest Rate

Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)
02/01/19	6.41	12/02/19	6.53	04/01/22	8.17
03/01/19	6.42	01/02/20	6.55	07/01/22	8.35
04/01/19	6.43	04/01/20	6.70	10/03/22	8.43
05/02/19	6.44	07/01/20	6.91	01/02/23	8.53
06/03/19	6.44	10/01/20	7.16	04/03/23	8.64
07/01/19	6.45	01/04/21	7.36	07/03/23	8.70
08/01/19	6.46	04/01/21	7.59	10/02/23	8.79
09/02/19	6.46	07/01/21	7.77	01/02/24	8.86
10/01/19	6.49	10/01/21	7.95	07/01/24	8.98
11/01/19	6.52	01/03/22	8.08	01/02/25	9.1

Implicit Inflation (IPCA)

Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)
02/01/19	3.74	12/02/19	3.87	04/01/22	4.03
03/01/19	3.75	01/02/20	3.88	07/01/22	4.12
04/01/19	3.77	04/01/20	3.81	10/03/22	4.11
05/02/19	3.78	07/01/20	3.88	01/02/23	4.14
06/03/19	3.78	10/01/20	3.90	04/03/23	4.18
07/01/19	3.79	01/04/21	3.93	07/03/23	4.19
08/01/19	3.79	04/01/21	3.98	10/02/23	4.22
09/02/19	3.79	07/01/21	4.01	01/02/24	4.25
10/01/19	3.83	10/01/21	4.04	07/01/24	4.30
11/01/19	3.85	01/03/22	4.05	01/02/25	4.35

EUR Interest Rate

Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)
1M	(0.41)	6M	(0.28)	11M	(0.24)
2M	(0.38)	7M	(0.26)	12M	(0.23)
3M	(0.36)	8M	(0.25)	2Y	(0.17)
4M	(0.32)	9M	(0.25)	3Y	(0.08)
5M	(0.29)	10M	(0.24)	4Y	0.05

CAD Interest Rate

Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)	Maturity	Rate (% p.a.)
1M	2.30	6M	2.34	11M	1.24
2M	2.29	7M	2.00	12M	1.13
3M	2.31	8M	1.74	2Y	2.29
4M	2.32	9M	1.54	3Y	2.31
5M	2.33	10M	1.37	4Y	2.35

Currencies - Ending rates

CAD/US$	0.7341	US$/BRL	3.8748	EUR/US$	1.1452

Bunker oil purchase cash flows protection program
Statement
Schedule of protection program

							Financial
							Settlement
							Inflows		Fair value
	Notional (ton)			Average	Fair value		(Outflows)	Value at Risk	by year
	December 31,	December 31,	Bought/	strike	December 31,	December 31,	December 31,	December 31,
Flow	2018	2017	Sold	(US$/ton)	2018	2017	2018	2018	2019

Call options	2,100,000	—	B	520	1	—	40	1	1
Put options	2,100,000	—	S	297	(29)	—	9	9	(29)
Total					(28)	—	49	10	(28)

Protection programs for base metals raw materials and products
Statement
Schedule of protection program

							Financial
							Settlement
							Inflows
	Notional (ton)			Average	Fair value		(Outflows)	Value at Risk	Fair value by year
	December 31,	December 31,	Bought/	strike	December 31,	December 31,	December 31,	December 31,
Flow	2018	2017	Sold	(US$/ton)	2018	2017	2018	2018	2019	2020+
Fixed price sales protection
Nickel forwards	7,244	9,621	B	12,166	(10)	24	7	2	(8)	(2)
Raw material purchase protection
Nickel forwards	120	292	S	12,242	—	—	1	—	—	—
Copper forwards	81	79	S	6,142	—	—	—	—	—	—
Total					(10)	24	8	2	(8)	(2)

Freight derivative positions
Statement
Schedule of protection program

							Financial
							Settlement
							Inflows		Fair value
	Notional (days)			Average	Fair value		(Outflows)	Value at Risk	by year
	December 31,	December 31,	Bought/	strike	December 31,	December 31,	December 31,	December 31,
Flow	2018	2017	Sold	(US$/day)	2018	2017	2018	2018	2019
Freight forwards	480	—	B	14,509	1	—	(3)	—	1

Call options- WPM - Bought
Statement
Schedule of protection program

							Financial
							Settlement
							Inflows		Fair value
	Notional (quantity)			Average	Fair value		(Outflows)	Value at Risk	by year
	December 31,	December 31,	Bought/	strike	December 31,	December 31,	December 31,	December 31,
Flow	2018	2017	Sold	(US$/share)	2018	2017	2018	2018	2023
Call options	10,000,000	10,000,000	B	44	8	39	—	1	8

Debentures convertible into shares of Valor da Logstica Integrada ("VLI")
Statement
Schedule of protection program

							Financial
							Settlement
							Inflows		Fair value by
	Notional (quantity)			Average	Fair value		(Outflows)	Value at Risk	year
	December 31,	December 31,	Bought/	strike	December 31,	December 31,	December 31,	December 31,
Flow	2018	2017	Sold	(US$/share)	2018	2017	2018	2018	2027
Conversion options	140,239	140,239	S	8,006	(59)	(57)	—	4	(59)

Options related to Mineraes Brasileiras Reunidas S.A. ("MBR") shares
Statement
Schedule of protection program

							Financial settlement		Fair value by
	Notional (quantity, in millions)			Average	Fair value		Inflows (Outflows)	Value at Risk	year
	December 31,	December 31,	Bought /	strike	December 31,	December 31,	December 31,	December 31,
Flow	2018	2017	Sold	(R$/share)	2018	2017	2018	2018	2019+
Options	2,139	2,139	B/S	1.7	279	251	—	15	279

Embedded derivatives -forward contracts
Statement
Schedule of protection program

								Fair value
	Notional (ton)			Average	Fair value		Value at Risk	by year
	December 31,	December 31,	Bought /	strike	December 31,	December 31,	December 31,
Flow	2018	2017	Sold	(US$/ton)	2018	2017	2018	2019
Nickel forwards	3,763	2,627	S	11,289	2	1	1	2
Copper forwards	2,035	2,718	S	6,172	—	—	—	—
Total					2	1	1	2

Embedded - Call options - sold
Statement
Schedule of protection program

							Financial
							settlement
							Inflows
	Notional (volume/month)			Average	Fair value		(Outflows)	Value at Risk	Fair value by year
	December 31,	December 31,	Bought /	strike	December 31,	December 31,	December 31,	December 31,
Flow	2018	2017	Sold	(US$/ton)	2018	2017	2018	2018	2019	2020+
Call options	746,667	746,667	S	233	(1)	(2)	—	1	—	(1)

Embedded - Put options - sold
Statement
Schedule of protection program

							Financial
							settlement
							Inflows		Fair value
	Notional (quantity)			Average	Fair value		(Outflows)	Value at Risk	by year
	December 31,	December 31,	Bought /	strike	December 31,	December 31,	December 31,	December 31,
Flow	2018	2017	Sold	(R$/share)	2018	2017	2018	2018	2019+
Put option	1,105,070,863	1,105,070,863	S	3.88	(103)	(133)	—	10	(103)

Protection programs for the R$ denominated debt instruments
Statement
Schedule of protection program

									Financial
									Settlement
									Inflows
	Notional						Fair value		(Outflows)	Value at Risk	Fair value by year
	December 31,		December 31,			Average	December 31,	December 31,	December 31,	December 31,
Flow	2018		2017		Index	rate	2018	2017	2018	2018	2019	2020	2021+
CDI vs. US$ fixed rate swap							(46)	(33)	(28)	6	(13)	(21)	(12)
Receivable	R$	1,581	R$	3,540	CDI	98.70%
Payable	US$	456	US$	1,104	Fix	3.12%
TJLP vs. US$ fixed rate swap							(370)	(381)	(102)	20	(306)	(21)	(43)
Receivable	R$	2,303	R$	2,982	TJLP +	1.20%
Payable	US$	994	US$	1,323	Fix	1.54%
TJLP vs. US$ floating rate swap							(56)	(53)	(5)	2	(56)	—	—
Receivable	R$	181	R$	216	TJLP +	0.84%
Payable	US$	107	US$	123	Libor +	(1.24)%
R$ fixed rate vs. US$ fixed rate swap							(8)	24	10	19	9	46	(63)
Receivable	R$	1,078	R$	1,158	Fix	7.05%
Payable	US$	351	US$	385	Fix	(0.62)%
IPCA vs. US$ fixed rate swap							(80)	(34)	6	7	(33)	(10)	(37)
Receivable	R$	1,315	R$	1,000	IPCA +	6.55%
Payable	US$	434	US$	434	Fix	3.98%
IPCA vs. CDI swap							89	85	1	—	5	48	36
Receivable	R$	1,350	R$	1,350	IPCA +	6.62%
Payable	R$	1,350	R$	1,350	CDI	98.59%

Protection program for EUR denominated debt instruments
Statement
Schedule of protection program

									Financial
									Settlement
									Inflows
	Notional						Fair value		(Outflows)	Value at Risk	Fair value by year
	December 31,		December 31,			Average	December 31,	December 31,	December 31,	December 31,
Flow	2018		2017		Index	rate	2018	2017	2018	2018	2019	2020	2021+
EUR fixed rate vs. US$ fixed rate swap							(1)	23	(3)	8	(7)	(5)	9
Receivable		€500		€500	Fix	3.75%
Payable	US$	613	US$	613	Fix	4.29%